Related Party Transactions (Details Narrative) $ in Millions, $ in Billions	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	$ 112		$ 150
Symcor [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party	77		76
Amount payable to related party	$ 12		12
Description of ownership interest in related party	one-third ownership	one-third ownership
Unsecured loan facility	$ 100		100
Charles Schwab Corporation [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	31		26
Amount payable to related party	152		195
Undrawn borrowing facilities	0		95
Charles Schwab Corporation [member] | Insured Deposit Account Agreement [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party	1,700		1,600
Average insured deposit	$ 182,000		186,000
Banking Service Fee (%)	0.15	0.15
Deposits under the Schwab IDA Agreement	$ 174,000		$ 176,000	$ 128	$ 142
Allowable maximum annual adjustment to sweep deposits		$ 10
Charles Schwab Corporation [member] | Insured Deposit Account Agreement [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Allowable maximum annual adjustment to sweep deposits		$ 50